Unsecured Promissory Note To Related Parties (Details) - $ / shares	Oct. 02, 2024	Dec. 31, 2024	Mar. 31, 2024
Unsecured Promissory Note to Related Parties [Line Items]
Conversion price			$ 3
Reverse stock split		$ 3
Reverse stock split shares	675,946
Unsecured Promissory Note [Member]
Unsecured Promissory Note to Related Parties [Line Items]
Conversion price		$ 300	$ 300
Shares of stock split	6,759